Condensed Financial Information of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Operating costs and expenses:
General and administrative	$ 311,014	$ 226,404	$ 148,409
Total operating costs and expenses	837,289	633,035	445,679
Operating loss	122,565	120,160	94,172
Interest income	30,121	25,488	13,017
Equity in earnings of subsidiaries and VIE	1,427
Net income attributable to New Oriental Education & Technology Group Inc.	136,269	132,688	101,774
Parent Company [Member]
Operating costs and expenses:
General and administrative	32,208	24,477	15,413
Total operating costs and expenses	32,208	24,477	15,413
Operating loss	(32,208)	(24,477)	(15,413)
Other income (expenses)		147
Interest income	49	422	241
Equity in earnings of subsidiaries and VIE	168,428	156,596	116,946
Net income attributable to New Oriental Education & Technology Group Inc.	$ 136,269	$ 132,688	$ 101,774